Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2013 sqm
Commitments and Contingencies
Rental expense of operating lease	$ 27,300,000	$ 21,200,000	$ 17,400,000
Operating leases commitments
Total	46,893,000
Less than One Year	26,428,000
One to Three Years	19,734,000
Three to Five Years	731,000
More than Five Years	0
Purchase commitments
Total	233,302,000
Less than One Year	216,566,000
One to Three Years	16,200,000
Three to Five Years	297,000
More than Five Years	239,000
Agreement for the construction of a new office building in Zhongguancun Software Park, Haidian District, Beijing
Purchase commitments
Gross floor area (in square meters)				132,000
Agreement for the construction of a new office building in Zhongguancun Software Park, Haidian District, Beijing | Minimum
Purchase commitments
Aggregate construction cost expected to be				230,000,000
Agreement for the construction of a new office building in Zhongguancun Software Park, Haidian District, Beijing | Maximum
Purchase commitments
Aggregate construction cost expected to be				250,000,000